Interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest expense, gross	$ (48,592)	$ (21,406)	$ (1,787)
Capitalized interest on newbuildings	1,956	7,805	1,787
Interest expense, net of amounts capitalized	$ (46,636)	$ (13,601)	$ 0